REPORTABLE BUSINESS SEGMENTS	9 Months Ended
Dec. 31, 2021
REPORTABLE BUSINESS SEGMENTS
REPORTABLE BUSINESS SEGMENTS

10. REPORTABLE BUSINESS SEGMENTS

Just Energy’s reportable segments are the Mass Market and the Commercial segments.

The chief operating decision maker monitors the operational results of the Mass Market and Commercial segments for the purpose of making decisions about resource allocation and performance assessment. Segment performance is evaluated based on certain non-IFRS measures such as Base EBITDA, Base Gross Margin and Embedded Gross Margin as defined in the Company’s Management Discussion and Analysis.

Transactions between segments are in the normal course of operations and are recorded at the exchange amount.

Corporate and shared services report the costs related to management oversight of the business units, public reporting and filings, corporate governance and other shared services functions such as Human Resources, Finance and Information Technology.

For the three months ended December 31, 2021:

			Corporate and
	Mass Market	Commercial	shared services	Consolidated

Sales	$350,061	$300,630	$–	$650,691
Cost of goods sold	171,487	262,774	–	434,261
Gross margin	178,574	37,856	–	216,430
Depreciation and amortization	9,592	1,080	–	10,672
Administrative expenses	10,206	3,624	18,643	32,473
Selling and marketing expenses	29,578	13,992	–	43,570
Other operating expenses (income)	9,782	(498)	–	9,284
Segment profit (loss)	$119,416	$19,658	$(18,643)	$120,431
Finance costs				(14,271)
Unrealized loss on derivative instruments and other				(274,841)
Realized gain on derivative instruments				78,575
Other income, net				154
Loss on investment				(10,273)
Reorganization costs				(40,984)
Recovery of income taxes				1,978
Loss for the period				$(139,231)

For the three months ended December 31, 2020:

			Corporate and
	Mass Market	Commercial	shared services	Consolidated

Sales	$342,092	$284,924	$–	$627,016
Cost of goods sold	215,702	230,869	–	446,571
Gross margin	126,390	54,055	–	180,445
Depreciation and amortization	4,470	876	–	5,346
Administrative expenses	8,561	3,458	18,389	30,408
Selling and marketing expenses	25,538	16,731	–	42,269
Other operating expenses	3,699	1,194	–	4,893
Segment profit (loss)	$84,122	$31,796	$(18,389)	$97,529
Finance costs				(17,677)
Gain on September 2020 Recapitalization transaction, net				1,026
Unrealized loss on derivative instruments and other				(71,558)
Realized loss on derivative instruments				(56,905)
Other expense, net				(1,431)
Provision for income taxes				(3,311)
Loss from continuing operations				$(52,327)
Profit from discontinued operations				4,788
Loss for the period				(47,539)

For the nine months ended December 31, 2021:

			Corporate and
	Mass Market	Commercial	shared services	Consolidated
Sales	$1,066,539	$897,593	$–	$1,964,132
Cost of goods sold	766,308	819,613	–	1,585,921
Gross margin	300,231	77,980	–	378,211
Depreciation and amortization	17,113	2,715	–	19,828
Administrative expenses	29,707	10,724	58,993	99,424
Selling and marketing expenses	83,877	44,152	–	128,029
Other operating expenses	20,815	606	–	21,421
Segment profit (loss) for the period	$148,719	$19,783	$(58,993)	$109,509
Finance costs				(39,079)
Unrealized gain on derivative instruments and other				304,811
Realized gain on derivative instruments				144,921
Other expense, net				(392)
Gain on investment				18,727
Reorganization costs				(79,570)
Recovery of income taxes				3,190
Profit for the period				$462,117

Capital expenditures	$7,893	$902	$–	$8,795

As at December 31, 2021
Total goodwill	$163,954	$–	$–	$163,954

For the nine months ended December 31, 2020:

			Corporate and
	Mass Market	Commercial	shared services	Consolidated

Sales	$1,152,095	$898,878	$–	$2,050,973
Cost of goods sold	685,859	694,821	–	1,380,680
Gross margin	466,236	204,057	–	670,293
Depreciation and amortization	15,608	2,690	–	18,298
Administrative expenses	26,747	12,894	72,866	112,507
Selling and marketing expenses	82,760	54,380	–	137,140
Other operating expenses	24,767	7,850	–	32,617
Segment profit (loss)	$316,354	$126,243	$(72,866)	$369,731
Finance costs				(69,274)
Restructuring costs				(7,118)
Gain on September 2020 Recapitalization transaction, net				51,367
Unrealized loss on derivative instruments and other				(79,177)
Realized loss on derivative instruments				(276,808)
Other expense, net				(4,488)
Provision for income taxes				(4,618)
Loss from continuing operations				$(20,385)
Profit from discontinued operations				630
Loss for the period				(19,755)

Capital expenditures	$7,163	$809	$–	$7,972

As at December 31, 2020
Total goodwill	$167,997	$96,654	$–	$264,651

Sales from external customers

Sales based on the location of the customer are summarized as follows:

	Three months ended December 31,		Nine months ended December 31,
	2021	2020	2021	2020
Canada	$160,953	$125,029	$429,519	$336,355
United States	489,738	501,987	1,534,613	1,714,618
Total	$650,691	$627,016	$1,964,132	$2,050,973

Non-current assets

Non-current assets by geographic segment consist of goodwill, property and equipment and intangible assets and are summarized as follows:

	As at December 31, 2021	As at March 31, 2021
Canada	$173,558	$178,802
United States	67,102	73,518
Total	$240,660	$252,320